DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 66.9%

Argentina - 0.5%
1,000,000	Pampa Energia S.A.	9.13	% (a)	04/15/2029	919,797
150,000	Pampa Energia S.A.	9.13%		04/15/2029	137,969
5,100,823	SCC Power PLC (4.00% + 4.00% PIK)	8.00	% (a)	12/31/2028	1,815,893
2,762,946	SCC Power PLC (4.00% or 4.00% PIK)	4.00	% (a)	05/17/2032	110,051

					2,983,710

Brazil - 6.2%
4,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (c)	04/15/2024	3,599,196
5,900,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (c)	06/18/2024	5,912,479
505,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)	01/28/2031	462,191
400,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	366,092
6,592,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	6,397,861
1,671,807	Guara Notre SARL	5.20%		06/15/2034	1,416,981
1,929,352	Invepar Holdings	0.00	% (b)(g)	12/30/2028	—
3,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	2,732,145
7,200,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	5,951,217
1,500,000	Movida Europe S.A.	5.25%		02/08/2031	1,126,640
1,627,350	MV24 Capital B.V.	6.75%		06/01/2034	1,489,897
5,000,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	4,372,457
775,000	Simpar Europe S.A.	5.20%		01/26/2031	588,093
700,000	Suzano Austria GmbH	3.13%		01/15/2032	546,734

					34,961,983

Chile - 7.7%
1,000,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	923,414
4,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	4,574,916
4,803,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	4,577,776
1,000,000	Agrosuper S.A.	4.60	% (a)	01/20/2032	887,705
2,000,000	Antofagasta PLC	2.38%		10/14/2030	1,608,343
2,900,000	CAP S.A.	3.90	% (a)	04/27/2031	2,268,531
4,350,000	CAP S.A.	3.90%		04/27/2031	3,402,796
12,135,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	8,779,481
3,107,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,782,378
3,875,424	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	3,590,193
4,400,000	Inversiones La Construccion S.A.	4.75%		02/07/2032	3,590,271
3,300,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	3,168,000
400,000	Telefonica Moviles Chile S.A.	3.54	% (a)	11/18/2031	328,276
1,800,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	1,120,738
4,000,000	VTR Finance NV	6.38%		07/15/2028	1,551,183

					43,154,001

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Colombia - 9.3%
423,750	AI Candelaria Spain S.A.	7.50%		12/15/2028	402,052
3,800,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	2,895,904
3,030,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	2,309,102
2,850,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(c)	04/22/2031	2,201,625
7,400,000	Ecopetrol S.A.	4.63%		11/02/2031	5,667,548
1,050,000	Ecopetrol S.A.	5.88%		05/28/2045	733,355
10,550,000	Ecopetrol S.A.	5.88%		11/02/2051	7,110,618
10,200,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	8,114,610
4,392,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,420,358
956,800	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	860,881
400,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (a)	02/15/2025	350,062
9,700,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	8,488,994
2,100,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	1,704,437
9,051,000	Oleoducto Central S.A.	4.00%		07/14/2027	8,000,343

					52,259,889

Dominican Republic - 0.8%
5,400,000	AES Andres B.V.	5.70	% (a)	05/04/2028	4,690,008

Guatemala - 0.0%
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	167,696

India - 8.3%
788,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	603,708
2,626,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,907,117
3,000,000	Adani International Container Terminal Private Ltd.	3.00	% (a)	02/16/2031	2,353,071
4,242,188	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	3,327,390
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,099,036
900,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	756,991
4,450,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	3,270,991
1,327,500	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	1,108,392
6,900,000	JSW Steel Ltd.	5.05%		04/05/2032	5,456,356
4,850,000	Network i2i Ltd. (5 Year CMT Rate + 3.39%)	3.98	% (c)	03/03/2026	4,243,750
200,000	Periama Holdings LLC	5.95%		04/19/2026	187,382
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	547,319
5,500,000	Reliance Industries Ltd.	2.88%		01/12/2032	4,464,166
1,100,000	UltraTech Cement Ltd.	2.80%		02/16/2031	876,645
700,000	UPL Corporation Ltd.	4.50%		03/08/2028	588,548
6,410,000	UPL Corporation Ltd.	4.63%		06/16/2030	5,066,556
4,800,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	3,116,761
10,900,000	Vedanta Resources Ltd.	6.13%		08/09/2024	6,894,590

					46,868,769

Indonesia - 6.8%
3,400,000	Freeport Indonesia PT	5.32	% (a)	04/14/2032	3,135,596
3,500,000	Freeport Indonesia PT	6.20%		04/14/2052	3,064,293

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,350,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	1,262,439
2,606,000	Freeport-McMoRan, Inc.	5.25%		09/01/2029	2,518,894
5,200,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	4,851,987
1,000,000	Indofood CBP Sukses Makmur Tbk PT	3.40%		06/09/2031	832,742
500,000	Indofood CBP Sukses Makmur Tbk PT	3.54%		04/27/2032	412,658
400,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	336,013
7,252,200	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	6,404,853
3,583,440	LLPL Capital Pte Ltd.	6.88%		02/04/2039	3,164,751
6,100,000	Minejesa Capital B.V.	4.63%		08/10/2030	5,369,220
9,300,000	Minejesa Capital B.V.	5.63%		08/10/2037	7,256,842

					38,610,288

Israel - 1.5%
8,400,000	Bank Hapoalim B.M.	3.26	% (a)(d)	01/21/2032	7,263,816
1,426,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)(c)	01/29/2031	1,268,577

					8,532,393

Jamaica - 0.2%
2,219,824	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (a)	04/01/2025	605,179
3,224,769	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(c)	01/17/2023	310,384

					915,563

Korea - 1.9%
3,200,000	Korea Development Bank	1.63%		01/19/2031	2,512,556
4,500,000	Korea Development Bank	2.00%		10/25/2031	3,578,709
1,100,000	LG Chem Ltd.	2.38	% (a)	07/07/2031	866,820
4,600,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(c)	05/12/2026	3,954,850

					10,912,935

Kuwait - 0.5%
3,000,000	Equate Petrochemical B.V.	2.63%		04/28/2028	2,621,250

Malaysia - 0.5%
3,600,000	Petronas Capital Ltd.	2.48%		01/28/2032	2,984,777

Mexico - 5.8%
800,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (c)	01/24/2032	663,857
5,900,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (c)	01/10/2028	5,536,368
5,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(c)	06/27/2029	4,585,757
4,850,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	4,361,273
2,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	1,850,607
2,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,717,712
5,800,000	CEMEX, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (c)	06/08/2026	5,366,653
5,200,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (b)(c)	11/29/2027	40,352
4,600,000	Mexarrend SAPI de C.V.	10.25	% (a)	07/24/2024	1,064,666
2,507,762	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	2,419,990
7,400,000	Petroleos Mexicanos	6.75%		09/21/2047	4,738,099

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,033,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (b)(c)	01/29/2025	125,057

					32,470,391

Panama - 1.5%
700,000	Banco Nacional de Panama	2.50	% (a)	08/11/2030	562,292
3,650,000	C&W Senior Financing	6.88%		09/15/2027	3,402,457
4,911,841	UEP Penonome S.A.	6.50	% (a)	10/01/2038	3,640,902
1,408,000	UEP Penonome S.A.	6.50%		10/01/2038	1,043,680

					8,649,331

Paraguay - 0.3%
1,689,577	Bioceanico Sovereign Certificate Limited	0.00%		06/05/2034	1,168,343
1,003,333	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	634,136

					1,802,479

Peru - 5.3%
1,500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	1,361,865
8,712,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	7,873,688
983,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	942,987
1,952,065	Fenix Power Peru S.A.	4.32%		09/20/2027	1,789,302
5,681,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	5,415,793
2,500,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,366,024
2,110,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	1,908,727
4,700,000	Petroleos del Peru S.A.	4.75%		06/19/2032	3,641,090
2,600,000	Petroleos del Peru S.A.	5.63%		06/19/2047	1,705,145
2,921,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	8.63%		12/13/2027	2,887,160

					29,891,781

Qatar - 0.4%
2,500,000	Qatar Energy	2.25%		07/12/2031	2,075,452

Saudi Arabia - 1.9%
5,500,000	EIG Pearl Holdings SARL	4.39%		11/30/2046	4,242,562
5,800,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	4,881,466
2,000,000	SA Global Sukuk Ltd.	2.69	% (a)	06/17/2031	1,713,192

					10,837,220

Singapore - 3.9%
1,800,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	1,602,126
800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	718,628
1,000,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	841,943
2,300,000	PSA Treasury Pte Ltd.	2.25%		04/30/2030	1,926,805
4,400,000	SingTel Group Treasury Pte Ltd.	1.88%		06/10/2030	3,539,490
6,800,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	5,255,168
5,100,000	Temasek Financial Ltd.	1.00%		10/06/2030	3,941,376
2,000,000	Temasek Financial Ltd.	1.63%		08/02/2031	1,587,183
3,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	2,653,200

					22,065,919

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

South Africa - 1.1%
2,350,000	AngloGold Ashanti Holdings PLC	3.75%		10/01/2030	2,040,228
5,300,000	Sasol Financing USA LLC	5.50%		03/18/2031	4,322,283

					6,362,511

Thailand - 0.1%
300,000	Kasikornbank PCL (5 Year CMT Rate + 3.34%)	4.00	% (c)	02/10/2027	251,508

United Arab Emirates - 2.2%
10,541,124	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	8,995,073
1,100,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	889,596
2,802,937	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	2,263,533

					12,148,202

Vietnam - 0.2%
1,300,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,083,977

Total Foreign Corporate Bonds (Cost $469,472,286)					377,302,033

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 29.3%

Brazil - 1.1%
1,000,000	Brazilian Government International Bond	5.00%		01/27/2045	744,152
6,600,000	Brazilian Government International Bond	5.63%		02/21/2047	5,250,784

					5,994,936

Chile - 3.3%
3,500,000	Chile Government International Bond	2.55%		01/27/2032	2,872,369
4,500,000	Chile Government International Bond	2.55%		07/27/2033	3,535,280
4,050,000	Chile Government International Bond	3.10%		05/07/2041	2,923,441
9,000,000	Chile Government International Bond	3.50%		01/25/2050	6,523,862
4,900,000	Chile Government International Bond	3.10%		01/22/2061	3,069,079

					18,924,031

Colombia - 4.4%
7,000,000	Colombia Government International Bond	3.13%		04/15/2031	5,219,996
15,400,000	Colombia Government International Bond	3.25%		04/22/2032	11,248,890
8,200,000	Colombia Government International Bond	5.00%		06/15/2045	5,609,258
5,100,000	Colombia Government International Bond	4.13%		05/15/2051	3,069,379

					25,147,523

Dominican Republic - 2.7%
16,400,000	Dominican Republic International Bond	4.88	% (a)	09/23/2032	13,674,502
1,600,000	Dominican Republic International Bond	6.00	% (a)	02/22/2033	1,449,283

					15,123,785

Indonesia - 2.6%
1,100,000	Indonesia Government International Bond	4.35%		01/11/2048	953,077
10,700,000	Indonesia Government International Bond	3.70%		10/30/2049	8,299,253
6,700,000	Perusahaan Penerbit SBSN Indonesia III	3.80%		06/23/2050	5,217,625

					14,469,955

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $

Mexico - 5.7%
4,500,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%	08/11/2031	3,770,688
4,000,000	Mexico Government International Bond	2.66%	05/24/2031	3,236,115
17,650,000	Mexico Government International Bond	4.28%	08/14/2041	13,652,669
2,800,000	Mexico Government International Bond	4.35%	01/15/2047	2,114,359
12,800,000	Mexico Government International Bond	4.40%	02/12/2052	9,458,138

				32,231,969

Panama - 3.3%
7,700,000	Panama Government International Bond	2.25%	09/29/2032	5,730,767
3,100,000	Panama Government International Bond	4.30%	04/29/2053	2,250,774
2,200,000	Panama Government International Bond	4.50%	04/01/2056	1,612,149
14,100,000	Panama Government International Bond	3.87%	07/23/2060	9,142,227

				18,735,917

Peru - 0.6%
4,300,000	Peruvian Government International Bond	3.30%	03/11/2041	3,142,394

Philippines - 2.7%
3,000,000	Philippine Government International Bond	1.65%	06/10/2031	2,405,011
2,400,000	Philippine Government International Bond	3.70%	03/01/2041	1,969,345
8,700,000	Philippine Government International Bond	3.70%	02/02/2042	7,145,456
3,200,000	Philippine Government International Bond	2.95%	05/05/2045	2,318,835
2,200,000	Philippine Government International Bond	2.65%	12/10/2045	1,488,385

				15,327,032

Saudi Arabia - 2.0%
15,700,000	Saudi Government International Bond	3.45%	02/02/2061	11,287,641

South Africa - 0.9%
4,600,000	Republic of South Africa Government Bond	4.30%	10/12/2028	4,117,000
600,000	Republic of South Africa Government Bond	5.88%	04/20/2032	543,405
800,000	Republic of South Africa Government Bond	7.30%	04/20/2052	692,840

				5,353,245

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $218,523,257)				165,738,428

Common Stocks - 0.3%
177,367	Frontera Energy Corporation (e)			1,617,312

Total Common Stocks (Cost $15,056,658)				1,617,312

Warrants - 0.0% (h)
1,609,815	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (e)(g)			—

Total Warrants (Cost $-)				—

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 3.2%
6,041,995	First American Government Obligations Fund - Class U	4.10	% (f)		6,041,995
6,041,996	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (f)		6,041,996
6,041,996	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (f)		6,041,996

Total Short Term Investments (Cost $18,125,987)					18,125,987

Total Investments - 99.7% (Cost $721,178,188)					562,783,760
Other Assets in Excess of Liabilities - 0.3%					1,574,441

NET ASSETS - 100.0%					$564,358,201

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(c)	Perpetual maturity. The date disclosed is the next call date of the security.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Non-income producing security

(f)	Seven-day yield as of period end

(g)	Value determined using significant unobservable inputs.

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

INVESTMENT BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	29.3%
Utilities	15.5%
Energy	11.8%
Banking	11.7%
Transportation	9.5%
Mining	6.1%
Finance	3.5%
Short Term Investments	3.2%
Telecommunications	2.7%
Building and Development (including Steel/Metals)	2.1%
Chemicals/Plastics	1.9%
Chemical Products	1.9%
Consumer Products	0.4%
Pulp & Paper	0.1%
Construction	0.0%	(h)
Other Assets and Liabilities	0.3%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Colombia	14.0%
Mexico	11.5%
Chile	11.0%
Indonesia	9.4%
India	8.3%
Brazil	7.3%
Peru	5.9%
Panama	4.8%
Saudi Arabia	3.9%
Singapore	3.9%
Dominican Republic	3.5%
United States	3.2%
Philippines	2.7%
United Arab Emirates	2.2%
South Africa	2.0%
Korea	1.9%
Israel	1.5%
Malaysia	0.5%
Argentina	0.5%
Kuwait	0.5%
Qatar	0.4%
Paraguay	0.3%
Vietnam	0.2%
Jamaica	0.2%
Thailand	0.1%
Guatemala	0.0%	(h)
Other Assets and Liabilities	0.3%

	100.0%

(h)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.